COMMITTMENTS	12 Months Ended
Jul. 31, 2013
COMMITTMENTS [Abstract]
COMMITTMENTS

NOTE 8. COMMITTMENTS

Rental expense for office operating leases was $5,030 and $0 during the years ended July 31, 2013 and 2012, respectively.  The Company has rental commitments under non-cancellable operating leases of $16,398 and $15,032 during the years ending July 31, 2014 and 2015, respectively.